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                   Charles Schwab Investment Management, Inc.
                              101 Montgomery Street
                             San Francisco, CA 94104



March 4, 2004

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: SCHWAB CAPITAL TRUST (FILE NOS. 33-62470 AND 811-7704) Schwab Equity Index Funds
            Schwab S&P 500 Fund
            Schwab Small-Cap Index Fund(R)
            Schwab Total Stock Market Index Fund(R)
            Schwab International Index Fund(R)
      Schwab MarketMasters Funds(TM)
            Schwab U.S. MarketMasters Fund(TM)
            Schwab Balanced MarketMasters Fund(TM)
            Schwab Small-Cap MarketMasters Fund(TM)
            Schwab International MarketMasters Fund(TM)
      Schwab MarketTrack Portfolios(R)
            Schwab MarketTrack All Equity Portfolio(TM)
            Schwab MarketTrack Growth Portfolio(TM)
            Schwab MarketTrack Balanced Portfolio(TM)
            Schwab MarketTrack Conservative Portfolio(TM)
      Schwab Focus Funds
            Communications Focus Fund
            Financial Services Focus Fund
            Health Care Focus Fund
            Technology Focus Fund
      Schwab Core Equity Fund(TM)
      Institutional Select(R) Funds
            Institutional Select(R) S&P 500 Fund
            Institutional Select(R) Large-Cap Value Index Fund Institutional Select(R) Small-Cap Value Index Fund
      Schwab Hedged Equity Fund(TM)
      Schwab Small-Cap Equity Fund(TM)
      Schwab Dividend Equity Fund(TM)

      POST-EFFECTIVE AMENDMENT NO. 60
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Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statements of Additional Information, dated February 28, 2004, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and Statements of Additional Information in

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the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Shelley Harding-Riggen
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Shelley Harding-Riggen
Corporate Counsel
Charles Schwab Investment Management, Inc.